Crypto Assets (Tables)	12 Months Ended
Dec. 31, 2023
Crypto Assets Abstract
Schedule of Significant Crypto Asset Holdings	The following table presents the Company’s significant crypto asset holdings as of December 31, 2023:
Bitcoin holdings	31-Dec-23	31-Dec-22
Number of bitcoin held	66	3
Carrying basis - per bitcoin	$30,346	$37,169
Fair value - per bitcoin	$42,450	$16,570
Carrying basis of bitcoin	$2,002	$113
Fair value of bitcoin	$2,800	$51
Others crypto assets holding	31-Dec-23	31-Dec-22
Number of other crypto assets held	15,108	—
Carrying basis of other crypto assets	$376	$—
Fair value of other crypto assets	$364	$—
USDT holdings	31-Dec-23	31-Dec-22
Number of USDT held	3,545,562	4,599,498
Carrying basis - USDT	1	1
Fair value - per USDT	1	1
Carrying basis of USDT	3,546	4,599
Fair value of USDT	3,546	4,599

Schedule of Condensed Consolidated Statements of Operations	The following tables present a summary of the impacts of the adoption of ASU 2023-08, effective January 1, 2023, on the Company’s interim Condensed Consolidated Statements of Operations provided during the year ended December 31, 2023.
	BTC	USDT	Others
Crypto assets, on December 31, 2022	$51	$4,599	$0
Cumulative effect of the adoption of ASU 2023-08	79
Beginning Balance: Crypto assets, on January 1, 2023	130	4,599	0
Addition of crypto assets	2,083	7,392	376
Disposition of crypto assets	(252)	-8,487
Realized gain (loss) on crypto assets	42	41
Unrealized gain (loss) on crypto assets	797		-12
Crypto assets on December 31, 2023	$2,800	$3,545	364